Schedule of Due to Related Parties (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued Interest and expenses	$ 3,259,997	$ 3,055,989	$ 2,231,558
Current secured convertible debenture	4,993,700	4,993,700	2,500,000
Total		8,049,689	7,231,558
Non-current secured convertible debenture			2,500,000
Related Party [Member]
Related Party Transaction [Line Items]
Total	8,253,697	8,049,689
Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses	375,000	318,750	93,750
Current secured convertible debenture
Total		318,750	93,750
Non-current secured convertible debenture
Bristol Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total	375,000	318,750
Bristol Investment Fund Ltd [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses	1,899,074	1,825,195	1,525,479
Current secured convertible debenture	2,496,850	2,496,850	2,500,000
Total		4,322,045	4,025,479
Non-current secured convertible debenture
Bristol Investment Fund Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total	4,395,924	4,322,045
Barlock 2019 Fund LP [Member]
Related Party Transaction [Line Items]
Accrued Interest and expenses	985,923	912,044	612,329
Current secured convertible debenture	2,496,850	2,496,850
Total		3,408,894	3,112,329
Non-current secured convertible debenture			$ 2,500,000
Barlock 2019 Fund LP [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 3,482,773	$ 3,408,894